Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2025	Dec. 31, 2016	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000135478
Account Value [Line Items]
Line Graph and Table Measure Name					Investor Shares
Accumulated Value	$ 10,000	$ 9,800	$ 9,766	$ 10,391		$ 10,236	$ 11,030	$ 11,729	$ 12,383	$ 12,929	$ 12,776	$ 12,569	$ 12,706	$ 11,046	$ 12,168	$ 12,567	$ 12,439	$ 13,472	$ 10,228	$ 12,015	$ 12,687	$ 14,834	$ 15,431	$ 16,302	$ 16,041	$ 16,518	$ 15,514	$ 13,332	$ 11,930	$ 13,975	$ 15,055	$ 15,514	$ 14,786	$ 16,436	$ 17,275	$ 17,153	$ 18,429	$ 16,922	$ 18,067	$ 20,423	$ 21,613	$ 22,838
C000051262
Account Value [Line Items]
Line Graph and Table Measure Name					FTSE Developed Markets ETF Shares Net Asset Value
Accumulated Value	10,000	9,801	9,777	10,401		10,251	11,051	11,757	12,409	12,961	12,814	12,612	12,749	11,085	12,213	12,616	12,490	13,532	10,283	12,078	12,762	14,925	15,523	16,407	16,157	16,640	15,636	13,435	12,028	14,087	15,181	15,656	14,922	16,589	17,445	17,320	18,613	17,099	18,264	20,657	21,859	23,109
C000012140
Account Value [Line Items]
Line Graph and Table Measure Name					Admiral Shares
Accumulated Value	10,000	9,798	9,769	10,395		10,245	11,047	11,752	12,398	12,950	12,809	12,604	12,742	11,078	12,203	12,602	12,477	13,520	10,266	12,065	12,750	14,908	15,498	16,386	16,129	16,611	15,606	13,412	12,012	14,066	15,152	15,629	14,896	16,553	17,405	17,283	18,567	17,056	18,228	20,611	21,805	23,056
C000012141
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional Shares
Accumulated Value	5,000,000	4,899,504	4,889,298	5,197,542		5,122,807	5,523,140	5,875,704	6,202,477	6,478,524	6,408,281	6,306,569	6,375,441	5,539,920	6,107,512	6,307,076	6,245,148	6,766,715	5,140,876	6,040,264	6,377,794	7,461,779	7,762,174	8,201,569	8,073,931	8,315,330	7,813,437	6,716,474	6,011,678	7,039,503	7,588,113	7,826,855	7,461,098	8,295,275	8,721,916	8,656,520	9,304,546	8,544,008	9,130,747	10,323,499	10,927,087	11,548,064
C000135477
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional Plus Shares
Accumulated Value	100,000,000	98,055,170	97,759,220	104,034,165		102,497,623	110,517,725	117,603,984	124,127,463	129,652,819	128,182,922	126,181,146	127,582,954	110,914,158	122,222,007	126,232,152	124,959,774	135,396,973	102,880,781	120,826,504	127,678,984	149,298,197	155,288,586	164,163,496	161,613,434	166,454,708	156,441,404	134,406,998	120,394,389	140,933,638	151,899,755	156,681,683	149,327,599	166,022,239	174,538,863	173,315,954	186,282,193	171,144,402	182,812,434	206,768,096	218,773,248	231,302,752
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name					FTSE Global All Cap ex US Index
Accumulated Value	10,000	9,971	9,919	10,607		10,472	11,299	11,944	12,663	13,342	13,190	12,850	12,915	11,392	12,555	12,914	12,700	13,876	10,545	12,342	13,169	15,436	16,025	16,934	16,510	16,801	15,910	13,671	12,350	14,096	15,001	15,381	14,869	16,321	17,031	17,177	18,618	17,224	18,007	20,245	21,677	22,727
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name					FTSE Global All Cap ex US Index
Accumulated Value	10,000	9,971	9,919	10,607		10,472	11,299	11,944	12,663	13,342	13,190	12,850	12,915	11,392	12,555	12,914	12,700	13,876	10,545	12,342	13,169	15,436	16,025	16,934	16,510	16,801	15,910	13,671	12,350	14,096	15,001	15,381	14,869	16,321	17,031	17,177	18,618	17,224	18,007	20,245	21,677	22,727
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name					FTSE Global All Cap ex US Index
Accumulated Value	10,000	9,971	9,919	10,607		10,472	11,299	11,944	12,663	13,342	13,190	12,850	12,915	11,392	12,555	12,914	12,700	13,876	10,545	12,342	13,169	15,436	16,025	16,934	16,510	16,801	15,910	13,671	12,350	14,096	15,001	15,381	14,869	16,321	17,031	17,177	18,618	17,224	18,007	20,245	21,677	22,727
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name					FTSE Global All Cap ex US Index
Accumulated Value	5,000,000	4,985,415	4,959,672	5,303,457		5,235,936	5,649,589	5,972,033	6,331,677	6,671,064	6,594,773	6,424,848	6,457,457	5,696,178	6,277,732	6,456,826	6,350,132	6,938,213	5,272,530	6,171,243	6,584,723	7,718,215	8,012,695	8,466,997	8,254,939	8,400,428	7,955,043	6,835,282	6,174,813	7,047,818	7,500,490	7,690,315	7,434,319	8,160,691	8,515,341	8,588,656	9,309,181	8,611,858	9,003,490	10,122,550	10,838,288	11,363,427
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name					FTSE Global All Cap ex US Index
Accumulated Value	100,000,000	99,708,295	99,193,450	106,069,130		104,718,711	112,991,772	119,440,667	126,633,548	133,421,275	131,895,465	128,496,963	129,149,148	113,923,569	125,554,633	129,136,513	127,002,641	138,764,269	105,450,601	123,424,853	131,694,460	154,364,302	160,253,890	169,339,935	165,098,789	168,008,569	159,100,850	136,705,633	123,496,253	140,956,356	150,009,804	153,806,307	148,686,389	163,213,821	170,306,816	171,773,120	186,183,616	172,237,163	180,069,792	202,451,002	216,765,758	227,268,539
NACC2 Index: Spliced Developed ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name					Spliced Developed ex US Index
Accumulated Value	10,000	9,778	9,671	10,318		10,229	10,975	11,651	12,312	12,920	12,689	12,552	12,685	11,008	12,127	12,532	12,399	13,468	10,260	11,942	12,654	14,814	15,416	16,293	16,119	16,530	15,659	13,274	12,001	13,955	15,018	15,468	14,854	16,461	17,303	17,174	18,472	17,014	18,006	20,416	21,629	22,945
NACC2 Index: Spliced Developed ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name					Spliced Developed ex US Index
Accumulated Value	10,000	9,778	9,671	10,318		10,229	10,975	11,651	12,312	12,920	12,689	12,552	12,685	11,008	12,127	12,532	12,399	13,468	10,260	11,942	12,654	14,814	15,416	16,293	16,119	16,530	15,659	13,274	12,001	13,955	15,018	15,468	14,854	16,461	17,303	17,174	18,472	17,014	18,006	20,416	21,629	22,945
NACC2 Index: Spliced Developed ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name					Spliced Developed ex US Index
Accumulated Value	10,000	9,778	9,671	10,318		10,229	10,975	11,651	12,312	12,920	12,689	12,552	12,685	11,008	12,127	12,532	12,399	13,468	10,260	11,942	12,654	14,814	15,416	16,293	16,119	16,530	15,659	13,274	12,001	13,955	15,018	15,468	14,854	16,461	17,303	17,174	18,472	17,014	18,006	20,416	21,629	22,945
NACC2 Index: Spliced Developed ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name					Spliced Developed ex US Index
Accumulated Value	5,000,000	4,888,910	4,835,480	5,158,769		5,114,271	5,487,547	5,825,358	6,155,809	6,459,794	6,344,674	6,276,153	6,342,541	5,504,208	6,063,436	6,266,094	6,199,295	6,733,902	5,130,079	5,971,220	6,326,832	7,407,225	7,707,975	8,146,276	8,059,645	8,264,852	7,829,563	6,636,844	6,000,551	6,977,396	7,508,933	7,734,120	7,426,867	8,230,558	8,651,611	8,586,776	9,236,098	8,507,202	9,002,850	10,207,751	10,814,527	11,472,492
NACC2 Index: Spliced Developed ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name					Spliced Developed ex US Index
Accumulated Value	$ 100,000,000	$ 97,778,197	$ 96,709,592	$ 103,175,381		$ 102,285,423	$ 109,750,944	$ 116,507,161	$ 123,116,175	$ 129,195,877	$ 126,893,489	$ 125,523,055	$ 126,850,811	$ 110,084,164	$ 121,268,718	$ 125,321,885	$ 123,985,893	$ 134,678,049	$ 102,601,577	$ 119,424,405	$ 126,536,642	$ 148,144,505	$ 154,159,507	$ 162,925,523	$ 161,192,898	$ 165,297,043	$ 156,591,255	$ 132,736,885	$ 120,011,019	$ 139,547,928	$ 150,178,663	$ 154,682,393	$ 148,537,335	$ 164,611,168	$ 173,032,211	$ 171,735,522	$ 184,721,957	$ 170,144,038	$ 180,057,007	$ 204,155,025	$ 216,290,547	$ 229,449,836